SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	122	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	122	☒

(Check appropriate box or boxes)

SECURITY EQUITY FUND

(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(785) 438-3000

Copies To:
Richard M. Goldman, President Security Equity Fund One Security Benefit Place Topeka, KS 66636-0001 (Name and address of Agent for Service)	Amy J. Lee, Secretary Security Equity Fund One Security Benefit Place Topeka, KS 66636-0001

Approximate date of public offering: Effective Date of This Post-Effective Amendment.
It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on February 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 122 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the 15th day of March 2012.

SECURITY EQUITY FUND (Registrant)
By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 15th day of March2012.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Penny A. Lumpkin Director Harry W. Craig, Jr. Director Maynard F. Oliverius Director		SECURITY EQUITY FUND
	By:	AMY J. LEE
Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	RICHARD M. GOLDMAN
Richard M. Goldman, President, Director and Chairman of the Board

EXHIBIT LIST

Exhibit Number	Exhibit:

EX-101.INS                          XBRL Instance Document

EX-101.SCH                         XBRL Taxonomy Extension Schema Document

EX-101.CAL                        XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                         XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                        XBRL Taxonomy Extension Label Linkbase

EX-101.PRE                         XBRL Taxonomy Extension Presentation Linkbase

16842060.4